Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	2018	2017
	(in € millions)
Trade payables	295	242
Value added tax and sales taxes payable	118	91
Other current liabilities	14	8
	427	341